Aircraft Impairment Charges and Fair Value Adjustments on Flight Equipment Sold or to be Disposed (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013 item	Jun. 30, 2012 item	Jun. 30, 2013 item	Jun. 30, 2012 item	Dec. 31, 2012 item	Dec. 31, 2011 item	Dec. 31, 2010 item
Impairment charges and fair value adjustments on flight equipment sold or to be disposed of
Aircraft impaired or adjusted	19	7	29	9	26	30	77
Impairment Charges and Fair Value Adjustments	$ 101,091	$ 44,783	$ 127,587	$ 52,127	$ 89,700	$ 170,328	$ 552,762
Aircraft likely to be sold or sold
Impairment charges and fair value adjustments on flight equipment sold or to be disposed of
Aircraft impaired or adjusted	13	3	15	5	10	17	15
Impairment Charges and Fair Value Adjustments	69,300	32,600	78,800	37,800	43,300	163,100	155,100
Aircraft impaired or adjusted twice					1
Held for sale aircraft sold or transferred from held for sale back to flight equipment
Impairment charges and fair value adjustments on flight equipment sold or to be disposed of
Aircraft impaired or adjusted					4	10	60
Impairment Charges and Fair Value Adjustments					4,100	(3,700)	372,100
Aircraft intended to be or designated for part-out
Impairment charges and fair value adjustments on flight equipment sold or to be disposed of
Aircraft impaired or adjusted	6	4	14	4	12	3	2
Impairment Charges and Fair Value Adjustments	$ 31,800	$ 12,200	$ 48,800	$ 14,300	$ 42,300	$ 10,900	$ 25,600
Engines impaired or adjusted	3	1	4	4	13